1290 Loomis Sayles Multi-Asset Income Fund Expense Example - 1290 Loomis Sayles Multi-Asset Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 552
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,220
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,586
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	$ 2,124